Derivatives and Hedging Activities (Effect Of Derivative Instruments On The Consolidated Statements Of Income Designated Cash Flow Hedges) (Details) (Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loan Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (540)	$ (2,627)	$ (4,012)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Mortgage Loan Interest Rate Swap [Member] | Interest and financing expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,376)	(1,584)	(1,493)
Construction loan interest rate swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	0	0	0
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Construction loan interest rate swap [Member] | Cost of rental [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (86)	$ (85)	$ (85)